COMMON SHARES (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Number of warrants outstanding, beginning	3,014,246	0
Number of non qualified stock options granted	0	3,014,246
Number of warrants outstanding, ending	3,014,246	3,014,246
Weighted average exercise price outstanding, beginning	$ 0.25	$ 0
Weighted average exercise price granted	0	0.25
Weighted average exercise price outstanding, ending	$ 0.25	$ 0.25
Options Held [Member]
Number of warrants outstanding, beginning	0
Number of non qualified stock options granted	6,000,000
Number of warrants outstanding, ending	6,000,000	0
Weighted average exercise price outstanding, beginning	$ 0
Weighted average exercise price granted	0.65
Weighted average exercise price outstanding, ending	$ 0.65	$ 0